(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Equity interest	R$ 9,170,444	R$ 7,837,770	R$ 7,148,112
Share of profit (loss) of investees	2,325,042	1,410,685	985,074
Amortization of fair value adjustments of assets	(74,207)	(60,918)	(62,713)
Share of profit (loss) of investees, net of amortization of fair value adjustments of assets	2,250,835	1,349,766	922,362
Investment	9,088,049	7,804,429	5,811,894
Advances for future capital increases	82,395	33,340	1,355,520
Allowance for equity investment losses		0	(19,302)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	880,653
Equity interest	1,910,866	1,370,403	1,063,400
Share of profit (loss) of investees	649,516	280,354	255,329
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	53,096,770
Equity interest	516,235	461,059	355,755
Share of profit (loss) of investees	182,654	152,080	68,114
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	0	140,520
Share of profit (loss) of investees	0	23,447	23,797
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	0	52,853
Share of profit (loss) of investees	0	9,589	10,731
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	0	58,895
Share of profit (loss) of investees	0	10,545	8,455
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	359,058
Equity interest	392,040	340,463	30,255
Share of profit (loss) of investees	81,191	11,720	7,988
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	0	33,824
Share of profit (loss) of investees	0	6,999	9,198
Rio Grande Energia S.A. [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	1,680,334	1,614,320
Share of profit (loss) of investees	232,731	117,700	102,647
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	1,125
Equity interest	328,657	1,228,317	0
Share of profit (loss) of investees	255,854	57,305	0
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	205,492,020
Equity interest	2,625,465	2,354,115	2,158,384
Share of profit (loss) of investees	766,451	594,026	401,148
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	40,108
Equity interest	58,656	50,970	45,099
Share of profit (loss) of investees	13,592	15,709	6,655
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	3,000
Equity interest	72,680	96,093	109,054
Share of profit (loss) of investees	91,502	94,455	104,235
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	630
Equity interest	2,444	3,293	2,101
Share of profit (loss) of investees	3,567	3,550	2,476
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	1,564,844
Equity interest	120,929	105,105	97,968
Share of profit (loss) of investees	(24,076)	(12,863)	(8,175)
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	13,991
Equity interest	19,363	19,338	17,150
Share of profit (loss) of investees	9,527	7,128	5,833
NECT Servicos Administrativos Ltda ("Nect") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	2,059
Equity interest	16,558	15,515	10,295
Share of profit (loss) of investees	19,087	17,392	13,424
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	9,005
Equity interest	19,953	20,624	27,570
Share of profit (loss) of investees	21,690	20,865	12,817
CPFL Jaguariuna Participacoes Ltda ("CPFL Jaguariuna") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	0
Equity interest	0	0	1,256,161
Share of profit (loss) of investees	0	(8,360)	(35,498)
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	119,780
Equity interest	5,465	2,018	(19,302)
Share of profit (loss) of investees	4,442	(14,021)	(33,333)
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	16,128
Equity interest	15,998	16,177	15,459
Share of profit (loss) of investees	618	735	(958)
CPFL Eficiencia Energetica S.A ("CPFL Eficiência") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	48,164
Equity interest	85,744	55,252	61,543
Share of profit (loss) of investees	(11,908)	(2,582)	5,926
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Number of shares	10
Equity interest	21,463	18,694	16,810
Share of profit (loss) of investees	R$ 28,604	R$ 24,912	R$ 24,264